Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2018
Offsetting financial assets and financial liabilities
Schedule of offsetting financial assets and financial liabilities

Consolidated	Effects of Offsetting			Amounts Subject to Enforceable
	on Balance Sheet			Netting Arrangements But Not Offset
			Net Amounts	Other
			Reported on	Recognised		Financial
	Gross	Amounts	the Balance	Financial	Cash	Instrument	Net
$m	Amounts	Offset	Sheet	Instruments	Collateral	Collateral	Amount
2018
Assets
Receivables due from other
financial institutions1	14	-	14	-	-	(14)	-
Derivative financial instruments	32,828	(8,727)	24,101	(15,962)	(2,184)	(14)	5,941
Securities purchased under
agreement to resell2	1,379	-	1,379	-	(3)	(1,376)	-
Loans3	8,519	(8,420)	99	-	-	-	99
Other assets4	4,243	(4,162)	81	-	-	-	81

Total assets	46,983	(21,309)	25,674	(15,962)	(2,187)	(1,404)	6,121

Liabilities
Derivative financial instruments	37,296	(12,889)	24,407	(15,962)	(4,487)	(1,544)	2,414
Security repurchase agreements5	9,522	-	9,522	-	-	(9,522)	-
Deposits and other borrowings3	20,486	(8,420)	12,066	-	-	-	12,066
Other liabilities4	-	-	-	-	-	-	-

Total liabilities	67,304	(21,309)	45,995	(15,962)	(4,487)	(11,066)	14,480

2017
Assets
Receivables due from other
financial institutions1	15	-	15	-	-	(14)	1
Derivative financial instruments	31,686	(7,653)	24,033	(16,707)	(2,438)	(18)	4,870
Securities purchased under
agreement to resell2	6,887	-	6,887	-	(42)	(6,814)	31
Loans3	15,990	(15,925)	65	-	-	-	65
Other assets4	2,269	(1,615)	654	-	-	-	654

Total assets	56,847	(25,193)	31,654	(16,707)	(2,480)	(6,846)	5,621

Liabilities
Derivative financial instruments	34,642	(9,267)	25,375	(16,707)	(5,552)	(1,421)	1,695
Security repurchase agreements5	12,960	-	12,960	-	(2)	(12,958)	-
Deposits and other borrowings3	21,349	(15,925)	5,424	-	-	-	5,424
Other liabilities4	13	(1)	12	-	-	-	12

Total liabilities	68,964	(25,193)	43,771	(16,707)	(5,554)	(14,379)	7,131

1Consist of stock borrowing arrangements, reported as part of cash collateral in Note 10.
2Securities purchased under agreement to resell form part of Note 11.

3Consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 13 and part of Deposits and other borrowings at amortised cost in Note 17.

4Gross amounts consist of initial and variation margin held directly with central clearing counterparties, where variation margin is receivable it is reported as part of Other in Note 27. Where variation margin is payable it is reported as part of Other in Note 29. Amounts offset relate to variation margin.

5Security repurchase agreements form part of Note 16 recognised at amortised cost and part of Note 18 recognised at fair value through income statement.

Parent Entity	Effects of Offsetting			Amounts Subject to Enforceable
	on Balance Sheet			Netting Arrangements But Not Offset
			Net Amounts	Other
			Reported on	Recognised		Financial
	Gross	Amounts	the Balance	Financial	Cash	Instrument	Net
$m	Amounts	Offset	Sheet	Instruments	Collateral	Collateral	Amount
2018
Assets
Receivables due from other
financial institutions1	14	-	14	-	-	(14)	-
Derivative financial instruments	32,289	(8,727)	23,562	(15,862)	(1,748)	(14)	5,938
Securities purchased under
agreement to resell2	1,379	-	1,379	-	(3)	(1,376)	-
Loans3	8,519	(8,420)	99	-	-	-	99
Other assets4	4,243	(4,162)	81	-	-	-	81

Total assets	46,444	(21,309)	25,135	(15,862)	(1,751)	(1,404)	6,118

Liabilities
Derivative financial instruments	37,118	(12,889)	24,229	(15,862)	(4,423)	(1,544)	2,400
Security repurchase agreements5	9,522	-	9,522	-	-	(9,522)	-
Deposits and other borrowings3	20,486	(8,420)	12,066	-	-	-	12,066
Other liabilities4	-	-	-	-	-	-	-

Total liabilities	67,126	(21,309)	45,817	(15,862)	(4,423)	(11,066)	14,466

2017
Assets
Receivables due from other
financial institutions1	15	-	15	-	-	(14)	1
Derivative financial instruments	31,476	(7,653)	23,823	(16,552)	(2,312)	(18)	4,941
Securities purchased under
agreement to resell2	6,887	-	6,887	-	(42)	(6,814)	31
Loans3	15,990	(15,925)	65	-	-	-	65
Other assets4	2,269	(1,615)	654	-	-	-	654

Total assets	56,637	(25,193)	31,444	(16,552)	(2,354)	(6,846)	5,692

Liabilities
Derivative financial instruments	34,178	(9,267)	24,911	(16,522)	(5,179)	(1,421)	1,789
Security repurchase agreements5	12,942	-	12,942	-	(2)	(12,940)	-
Deposits and other borrowings3	21,349	(15,925)	5,424	-	-	-	5,424
Other liabilities4	13	(1)	12	-	-	-	12

Total liabilities	68,482	(25,193)	43,289	(16,522)	(5,181)	(14,361)	7,225

1Consist of stock borrowing arrangements, reported as part of cash collateral in Note 10.
2Securities purchased under agreement to resell form part of Note 11.

3Consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 13 and part of Deposits and other borrowings at amortised cost in Note 17.

4Gross amounts consist of initial and variation margin held directly with central clearing counterparties, where variation margin is receivable it is reported as part of Other in Note 27. Where variation margin is payable it is reported as part of Other in Note 29. Amounts offset relate to variation margin.

5Security repurchase agreements form part of Note 16 recognised at amortised cost and part of Note 18 recognised at fair value through income statement.